Annual Fund Operating Expenses	Jun. 05, 2026
Corgi NVDA 2x Daily ETF | Corgi NVDA 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.20%	[1]
Corgi TSLA 2x Daily ETF | Corgi TSLA 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.20%	[1]
Corgi MU 2x Daily ETF | Corgi MU 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi SNDK 2x Daily ETF | Corgi SNDK 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi GOOGL 2x Daily ETF | Corgi GOOGL 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.20%	[1]
Corgi MSTR 2x Daily ETF | Corgi MSTR 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.20%	[1]
Corgi AMD 2x Daily ETF | Corgi AMD 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.20%	[1]
Corgi MSFT 2x Daily ETF | Corgi MSFT 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.20%	[1]
Corgi META 2x Daily ETF | Corgi META 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.20%	[1]
Corgi PLTR 2x Daily ETF | Corgi PLTR 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.20%	[1]
Corgi COIN 2x Daily ETF | Corgi COIN 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.20%	[1]
Corgi AMZN 2x Daily ETF | Corgi AMZN 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi TSM 2x Daily ETF | Corgi TSM 2x Daily ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi APP 2x Daily ETF | Corgi APP 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi ASTS 2x Daily ETF | Corgi ASTS 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi AVGO 2x Daily ETF | Corgi AVGO 2x Daily ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi ORCL 2x Daily ETF | Corgi ORCL 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi ASML 2x Daily ETF | Corgi ASML 2x Daily ETF Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi SMCI 2x Daily ETF | Corgi SMCI 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi IONQ 2x Daily ETF | Corgi IONQ 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi RKLB 2x Daily ETF | Corgi RKLB 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi AAPL 2x Daily ETF | Corgi AAPL 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi UNH 2x Daily ETF | Corgi UNH 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi OKLO 2x Daily ETF | Corgi OKLO 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi NFLX 2x Daily ETF | Corgi NFLX 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi BRKB 2x Daily ETF | Corgi BRKB 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi CRWV 2x Daily ETF | Corgi CRWV 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi INTC 2x Daily ETF | Corgi INTC 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi BABA 2x Daily ETF | Corgi BABA 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi HOOD 2x Daily ETF | Corgi HOOD 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.20%	[1]
Corgi GEV 2x Daily ETF | Corgi GEV 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi BMNR 2x Daily ETF | Corgi BMNR 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi JOBY 2x Daily ETF | Corgi JOBY 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%	[1],[2]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1],[2]
Corgi ALAB 2x Daily ETF | Corgi ALAB 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi LITE 2x Daily ETF | Corgi LITE 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi TEM 2x Daily ETF | Corgi TEM 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi UPST 2x Daily ETF | Corgi UPST 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi WDC 2x Daily ETF | Corgi WDC 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi UUUU 2x Daily ETF | Corgi UUUU 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi SMR 2x Daily ETF | Corgi SMR 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi QBTS 2x Daily ETF | Corgi QBTS 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi SOFI 2x Daily ETF | Corgi SOFI 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi RGTI 2x Daily ETF | Corgi RGTI 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi NVO 2x Daily ETF | Corgi NVO 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi RDDT 2x Daily ETF | Corgi RDDT 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi CRWD 2x Daily ETF | Corgi CRWD 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi MARA 2x Daily ETF | Corgi MARA 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi IREN 2x Daily ETF | Corgi IREN 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi NBIS 2x Daily ETF [Member] | Corgi NBIS 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi VRT 2x Daily ETF | Corgi VRT 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi NOW 2x Daily ETF | Corgi NOW 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi RIVN 2x Daily ETF | Corgi RIVN 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi CRDO 2x Daily ETF | Corgi CRDO 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi GLXY 2x Daily ETF | Corgi GLXY 2x Daily ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi ARM 2x Daily ETF | Corgi ARM 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi GME 2x Daily ETF | Corgi GME 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi EOSE 2x Daily ETF | Corgi EOSE 2x Daily ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi CIFR 2x Daily ETF | Corgi CIFR 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi ACHR 2x Daily ETF | Corgi ACHR 2x Daily ETF Share
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi BE 2x Daily ETF | Corgi BE 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi NVTS 2x Daily ETF | Corgi NVTS 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi ONDS 2x Daily ETF | Corgi ONDS 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Fee Waiver or Reimbursement	0.45%	[1]
Corgi HIMS 2x Daily ETF | Corgi HIMS 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi MRVL 2x Daily ETF | Corgi MRVL 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi LRCX 2x Daily ETF | Corgi LRCX 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi LRN 2x Daily ETF | Corgi LRN 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1],[2]
Corgi TER 2x Daily ETF | Corgi TER 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi COHR 2x Daily ETF | Corgi COHR 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi UCTT 2x Daily ETF | Corgi UCTT 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi LASR 2x Daily ETF | Corgi LASR 2x Daily ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi ACLS 2x Daily ETF | Corgi ACLS 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
Corgi SIMO 2x Daily ETF | Corgi SIMO 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi CAMT 2x Daily ETF | Corgi CAMT 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi MNST 2x Daily ETF | Corgi MNST 2x Daily ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi CRUS 2x Daily ETF | Corgi CRUS 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi AMKR 2x Daily ETF | Corgi AMKR 2x Daily ETF Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi UMC 2x Daily ETF | Corgi UMC 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi AMAT 2x Daily ETF | Corgi AMAT 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi ACMR 2x Daily ETF | Corgi ACMR 2x Daily ETF shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi ONTO 2x Daily ETF | Corgi ONTO 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi KEYS 2x Daily ETF | Corgi KEYS 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi RMBS 2x Daily ETF | Corgi RMBS 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi AXTI 2x Daily ETF | Corgi AXTI 2x Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]
Corgi TPL 2x Daily ETF | Corgi TPL 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi MPWR 2x Daily ETF | Corgi MPWR 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi CRCL 2x Daily ETF | Corgi CRCL 2x Daily ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi MSI 2x Daily ETF | Corgi MSI 2x Daily ETF - Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	45.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	45.00%	[1]
Corgi CART 2x Daily ETF | CART 2x Daily ETF - Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.45%	[1]

[1]	Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.